7. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of operating segments

The Company manages its operating segment based on its individual net results.

Consolidated profit and loss information for the year ended December 31, 2020	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue	559	-	227	265	20	-	1,071
Intersegment revenue	-	-	67	-	-	(67)	-
Cost of sales	(254)	-	(243)	(233)	-	67	(663)
Gross profit	305	-	51	32	20	-	408

Selling expenses	(2)	-	(28)	(8)	-	-	(38)
Administrative expenses	(30)	-	(42)	(3)	(18)	-	(93)
Exploration expenses	-	-	-	-	-	-	-
Other operating income	35	-	9	2	10	-	56
Other operating expenses	(6)	-	(17)	(6)	(7)	-	(36)
Impairment of property, plant and equipment, intangible assets and inventories	(128)	-	-	(11)	-	-	(139)
Share of profit from associates and joint ventures	67	-	(5)	-	23	-	85
Operating income	241	-	(32)	6	28	-	243

Finance income	3	-	7	-	1	(2)	9
Finance costs	(73)	-	(100)	(3)	(3)	2	(177)
Other financial results	1	-	44	5	34	-	84
Financial results, net	(69)	-	(49)	2	32	-	(84)
Profit before income tax	172	-	(81)	8	60	-	159

Income tax	(33)	-	23	(2)	(23)	-	(35)
Profit (loss) for the year from continuing operations	139	-	(58)	6	37	-	124
Loss for the year from discontinued operations	-	(592)	-	-	-	-	(592)
(Loss) profit for the year	139	(592)	(58)	6	37	-	(468)

Depreciation and amortization	95	81	108	2	-	-	286

Consolidated profit and loss information for the year ended December 31, 2020	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit (loss) attributable to:
Owners of the company	147	(499)	(58)	6	37	-	(367)
Non - controlling interest	(8)	(93)	-	-	-	-	(101)

Consolidated statement of financial position as of December 31, 2020
Assets	1,595	1,356	1,085	107	832	(85)	4,890
Liabilities	707	1,021	1,174	126	178	(85)	3,121

Net book values of property, plant and equipment	1,015	-	543	19	33	-	1,610

Additional consolidated information as of December 31, 2020
Increases in property, plant and equipment, intangibles assets and right-of-use assets	61	135	41	3	2	-	242

Consolidated profit and loss information for the year ended December 31, 2019	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue	819	-	178	321	20	-	1,338
Intersegment revenue	-	-	270	-	-	(270)	-
Cost of sales	(470)	-	(313)	(298)	-	270	(811)
Gross profit (loss)	349	-	135	23	20	-	527

Selling expenses	(3)	-	(12)	(9)	(2)	-	(26)
Administrative expenses	(32)	-	(47)	(4)	(22)	-	(105)
Exploration expenses	-	-	(9)	-	-	-	(9)
Other operating income	58	-	5	5	11	-	79
Other operating expenses	(11)	-	(11)	(9)	(12)	-	(43)
Impairment of property, plant and equipment, intangible assets and inventories	(52)	-	(10)	-	-	-	(62)
Share of profit (loss) from joint ventures and associates	13	-	21	-	67	-	101
Operating income	322	-	72	6	62	-	462

Finance income	2	-	17	-	5	(1)	23
Finance costs	(82)	-	(94)	(8)	(4)	1	(187)
Other financial results	86	-	89	18	(18)	-	175
Financial results, net	6	-	12	10	(17)	-	11
Profit before income tax	328	-	84	16	45	-	473

Income tax	(80)	-	(16)	(5)	231	-	130
Profit for the year from discontinuing operations	248	-	68	11	276	-	603
Profit for the year from discontinued operations	-	197	-	-	-	-	197
Profit for the year	248	197	68	11	276	-	800

Depreciation and amortization	71	79	112	1	-	-	263

Consolidated profit and loss information for the year ended December 31, 2019	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit attributable to:
Owners of the company	239	98	68	11	276	-	692
Non - controlling interest	9	99	-	-	-	-	108

Consolidated statement of financial position as of December 31,2019
Assets	1,472	1,480	1,261	136	1,527	(192)	5,684
Liabilities	1,226	1,792	465	122	(160)	(170)	3,275

Net book values of property, plant and equipment	1,152	1,691	612	18	34	-	3,507

Additional consolidated information as of December 31, 2019
Increases in property, plant and equipment	240	173	191	4	3	-	611

Consolidated profit and loss information for the year ended December 31, 2018	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue	604	-	458	338	36	-	1,436
Intersegment revenue	2	-	63	-	-	(65)	-
Cost of sales	(273)	-	(287)	(334)	-	63	(831)
Gross profit (loss)	333	-	234	4	36	(2)	605

Selling expenses	(1)	-	(19)	(13)	(4)	-	(37)
Administrative expenses	(41)	-	(56)	(6)	(27)	-	(130)
Exploration expenses	-	-	(1)	-	-	-	(1)
Other operating income	61	-	141	6	15	-	223
Other operating expenses	(17)	-	(114)	(20)	(6)	1	(156)
Impairment of property, plant and equipment	-	-	-	(32)	-	-	(32)
Share of profit (loss) from joint ventures and associates	(11)	-	37	-	92	-	118
Income from the sale of associates	-	-	28	-	-	-	28
Operating income (loss)	324	-	250	(61)	106	(1)	618

Gain on net monetary position	233	-	107	49	12	2	403
Finance income	2	-	15	-	14	(1)	30
Finance costs	(85)	-	(79)	(15)	(6)	1	(184)
Other financial results	(365)	-	(512)	(39)	108	-	(808)
Financial results, net	(215)	-	(469)	(5)	128	2	(559)
Profit (loss) before income tax	109	-	(219)	(66)	234	1	59

Income tax	(3)	-	57	12	(34)	-	32
Profit (loss) for the year from continuing operations	106	-	(162)	(54)	200	1	91
Profit for the year from discontinued operations	-	116	49	-	31	-	196
Profit (loss) for the year	106	116	(113)	(54)	231	1	287

Depreciation and amortization	66	69	92	6	1	-	234

Consolidated profit and loss information for the year ended December 31, 2018	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit (loss) attributable to:
Owners of the company	100	61	(115)	(54)	231	1	224
Non - controlling interest	6	55	2	-	-	-	63

Consolidated statement of financial position as of December 31,2018
Assets	1,414	2,133	1,237	153	872	(137)	5,672
Liabilities	1,054	1,241	1,273	198	247	(136)	3,877

Additional consolidated information as of December 31, 2018
Increases in property, plant and equipment	235	227	192	4	7	-	665
Net book values of property, plant and equipment	1,036	1,657	554	15	54	-	3,316